DERIVATIVE CONTRACTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE CONTRACTS
At beginning of period	$ 3,138
Recognized at February 28, 2025 (notes 12 and 15(b))	(49,000)
Change in fair value during the year	(145,735)	$ 3,138
Settled during the year	23,587
Changes in fair value of hedging instruments	(889)
Hedging gains and losses transferred to inventory	762
Current assets	32,000	2,518
Current liabilities	(181,877)
Long term liabilities	(18,260)	(249)
At end of period	(168,137)	3,138
Gold Forward Contracts
DERIVATIVE CONTRACTS
At beginning of period	3,138
Change in fair value during the year	(26,725)	3,138
Settled during the year	23,587
At end of period		$ 3,138
Currency Forward Contracts
DERIVATIVE CONTRACTS
Changes in fair value of hedging instruments	(889)
Hedging gains and losses transferred to inventory	762
Current liabilities	(127)
At end of period	(127)
Redemption Right Asset
DERIVATIVE CONTRACTS
Recognized at February 28, 2025 (notes 12 and 15(b))	18,000
Change in fair value during the year	14,000
Current assets	32,000
At end of period	32,000
Contingent Consideration Liability
DERIVATIVE CONTRACTS
Recognized at February 28, 2025 (notes 12 and 15(b))	(17,000)
Change in fair value during the year	(21,010)
Current liabilities	(19,750)
Long term liabilities	(18,260)
At end of period	(38,010)
Warrant Liability
DERIVATIVE CONTRACTS
Recognized at February 28, 2025 (notes 12 and 15(b))	(50,000)
Change in fair value during the year	(112,000)
Current liabilities	(162,000)
At end of period	$ (162,000)